CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Loss	Accumulated Other Comprehensive Income	Non-Controlling Interest	Total
Equity Balance, beginning of period, Value at Dec. 31, 2013	$ 67,834	$ 13,290,081	$ (16,871,850)	$ 468,330	$ 2,527,285	$ (518,320)
Equity Balance, beginning of period, Shares at Dec. 31, 2013	67,833,662
Stock-based compensation, Value	$ 16,610	1,395,854				1,412,464
Stock-based compensation, Shares	16,610,000
Stock Issued in payment of debt, Value	$ 5,965	278,678				284,643
Stock Issued in payment of debt, Shares	5,965,990
Stock Issued for investment, Value	$ 45,978	2,758,635				2,804,613
Stock Issued for investment, Shares	45,977,264
Minority interest contributions, Value	$ 2,237				0	2,237
Minority interest contributions, Shares	2,237,290
Net Income (Loss)			(4,485,361)		4,817	(4,480,544)
Foreign currency translation adjustment				42,899		42,899
Equity Balance, end of period, Value at Dec. 31, 2014	$ 138,624	17,723,248	(21,357,211)	511,229	2,532,102	(452,008)
Equity Balance, end of period, Shares at Dec. 31, 2014	138,624,206
Stock-based compensation, Value	$ 20,325	1,795,065				1,815,390
Stock-based compensation, Shares	20,324,398
Retirement of derivatives		819,922				819,922
Warrants issued for investment		29,037				29,037
Minority interest contributions					2,115,455	2,115,455
Net Income (Loss)			(4,047,398)		(443,574)	(4,490,972)
Foreign currency translation adjustment				739,891		739,891
Equity Balance, end of period, Value at Dec. 31, 2015	$ 158,949	20,367,272	(25,404,609)	1,251,120	4,203,983	576,715
Equity Balance, end of period, Shares at Dec. 31, 2015	158,948,604
Equity Balance, beginning of period, Value at Dec. 31, 2015	$ 158,949	$ 20,367,272	$ (25,404,609)	$ 1,251,120	$ 4,203,983	576,715
Equity Balance, beginning of period, Shares at Dec. 31, 2015	158,948,604
Net Income (Loss)						(1,327,544)
Equity Balance, end of period, Value at Jun. 30, 2016						1,304,919
Net Income (Loss)						(869,378)
Equity Balance, end of period, Value at Jun. 30, 2016						$ 1,304,919